Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income
Consolidated profit for the year	€ 271,146	€ 265,327	€ 708,990
Items for reclassification to profit or loss
Translation differences	469,551	811,683	(747,221)
Equity accounted investees / Translation differences	30,771	(95,939)	21,916
Cash flow hedges - effective portion of changes in fair value	40,052	5,306	0
Cash flow hedges - amounts taken to profit or loss	(44,809)	(1,133)	0
Tax effect	1,189	(1,043)	0
Other	(7,215)	286	(252)
Other comprehensive income for the year, after tax	489,539	719,160	(725,557)
Total comprehensive income for the year	760,685	984,487	(16,567)
Total comprehensive income attributable to the Parent	600,038	797,762	1,408
Total comprehensive income attributable to non-controlling interests	€ 160,647	€ 186,725	€ (17,975)